Shareholder Report	12 Months Ended
	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Fenway Funds
Entity Central Index Key	0000826473
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000007083
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Shares
Trading Symbol	VEIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the 12-month period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  Five of the Fund’s 11 industry sectors contributed to performance. Strong stock selection in utilities and an underweight allocation to consumer discretionary boosted performance. Relative performance was primarily held back by weak stock selection in health care and real estate and an underweight to information technology.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,707	$10,757	$10,627
2016	$11,084	$11,202	$10,724
2016	$11,528	$11,694	$11,005
2016	$11,721	$11,889	$11,493
2016	$12,280	$12,582	$11,968
2017	$12,836	$13,004	$12,661
2017	$13,092	$13,190	$13,042
2017	$13,676	$13,790	$13,638
2017	$14,538	$14,659	$14,501
2018	$14,166	$14,247	$14,413
2018	$14,358	$14,443	$14,971
2018	$15,122	$15,272	$16,035
2018	$13,707	$13,801	$13,733
2019	$15,222	$15,283	$15,661
2019	$15,742	$15,704	$16,301
2019	$16,095	$16,092	$16,487
2019	$17,164	$17,147	$17,976
2020	$13,204	$13,042	$14,208
2020	$14,872	$14,677	$17,347
2020	$15,633	$15,204	$18,921
2020	$17,683	$17,345	$21,714
2021	$19,460	$19,258	$23,114
2021	$20,482	$20,132	$25,030
2021	$20,425	$20,005	$25,000
2021	$22,200	$21,887	$27,285
2022	$22,447	$22,048	$25,812
2022	$20,567	$20,146	$21,466
2022	$19,472	$18,944	$20,486
2022	$22,181	$21,817	$21,956
2023	$21,708	$21,423	$23,547
2023	$22,369	$21,724	$25,523
2023	$21,913	$21,309	$24,683
2023	$23,883	$23,254	$27,678
2024	$25,738	$25,371	$30,458
2024	$25,561	$25,074	$31,445
2024	$27,685	$27,283	$33,382
2024	$27,477	$27,358	$34,286
2025	$28,225	$27,838	$32,616
2025	$29,416	$28,985	$36,233
2025	$31,077	$30,836	$39,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	12.25%	14.73%	12.01%
FTSE High Dividend Yield Index	13.02%	15.19%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 61,667,000,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 45,976,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$61,667
Number of Portfolio Holdings	201
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$45,976

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	1.8%
Consumer Discretionary	5.6%
Consumer Staples	9.3%
Energy	8.3%
Financials	20.9%
Health Care	15.2%
Industrials	11.5%
Information Technology	11.8%
Materials	3.1%
Real Estate	2.3%
Utilities	7.3%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007084
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the 12-month period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  Five of the Fund’s 11 industry sectors contributed to performance. Strong stock selection in utilities and an underweight allocation to consumer discretionary boosted performance. Relative performance was primarily held back by weak stock selection in health care and real estate and an underweight to information technology.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$53,547	$53,786	$53,135
2016	$55,446	$56,011	$53,621
2016	$57,677	$58,468	$55,023
2016	$58,674	$59,445	$57,463
2016	$61,482	$62,909	$59,841
2017	$64,287	$65,022	$63,307
2017	$65,562	$65,950	$65,211
2017	$68,504	$68,948	$68,189
2017	$72,851	$73,297	$72,504
2018	$70,993	$71,235	$72,066
2018	$71,989	$72,215	$74,857
2018	$75,835	$76,359	$80,177
2018	$68,738	$69,007	$68,664
2019	$76,372	$76,414	$78,305
2019	$78,993	$78,521	$81,506
2019	$80,775	$80,461	$82,433
2019	$86,161	$85,733	$89,881
2020	$66,291	$65,209	$71,041
2020	$74,689	$73,384	$86,734
2020	$78,534	$76,018	$94,604
2020	$88,859	$86,724	$108,568
2021	$97,803	$96,288	$115,569
2021	$102,953	$100,662	$125,148
2021	$102,700	$100,024	$124,999
2021	$111,638	$109,436	$136,424
2022	$112,902	$110,238	$129,058
2022	$103,475	$100,732	$107,329
2022	$97,996	$94,721	$102,431
2022	$111,638	$109,083	$109,782
2023	$109,290	$107,115	$117,734
2023	$112,637	$108,619	$127,615
2023	$110,383	$106,543	$123,417
2023	$120,306	$116,269	$138,390
2024	$129,704	$126,854	$152,292
2024	$128,817	$125,371	$157,225
2024	$139,570	$136,416	$166,910
2024	$138,544	$136,789	$171,430
2025	$142,363	$139,191	$163,082
2025	$148,402	$144,923	$181,165
2025	$156,823	$154,182	$196,051

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	12.36%	14.83%	12.11%
FTSE High Dividend Yield Index	13.02%	15.19%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 61,667,000,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 45,976,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$61,667
Number of Portfolio Holdings	201
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$45,976

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	1.8%
Consumer Discretionary	5.6%
Consumer Staples	9.3%
Energy	8.3%
Financials	20.9%
Health Care	15.2%
Industrials	11.5%
Information Technology	11.8%
Materials	3.1%
Real Estate	2.3%
Utilities	7.3%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007086
Shareholder Report [Line Items]
Fund Name	PRIMECAP Core Fund
Class Name	Investor Shares
Trading Symbol	VPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard PRIMECAP Core Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Small-, mid-, and large-capitalization stocks all posted positive returns for the 12-month period. Large-caps delivered stronger results than mid- and small-caps, while growth stocks outperformed value.

  A significant overweighting of health care hurt results the most, as the sector declined. Underweight allocations to information technology and communication services also contributed to the underperformance. Strong stock selection in financials and IT added value. Financials, consumer staples, and real estate contributed most to results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI US Prime Market 750 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,782	$10,672	$10,627
2016	$10,735	$10,775	$10,724
2016	$10,751	$11,048	$11,005
2016	$11,678	$11,500	$11,493
2016	$12,113	$11,922	$11,968
2017	$13,014	$12,660	$12,661
2017	$13,697	$13,059	$13,042
2017	$14,379	$13,636	$13,638
2017	$15,290	$14,541	$14,501
2018	$15,261	$14,452	$14,413
2018	$15,500	$14,962	$14,971
2018	$17,006	$16,081	$16,035
2018	$14,540	$13,871	$13,733
2019	$16,118	$15,814	$15,661
2019	$16,584	$16,487	$16,301
2019	$16,827	$16,739	$16,487
2019	$18,567	$18,260	$17,976
2020	$14,284	$14,606	$14,208
2020	$16,685	$17,808	$17,347
2020	$18,008	$19,518	$18,921
2020	$20,812	$22,142	$21,714
2021	$23,383	$23,393	$23,114
2021	$24,855	$25,440	$25,030
2021	$24,259	$25,517	$25,000
2021	$25,893	$28,038	$27,285
2022	$24,831	$26,575	$25,812
2022	$21,674	$22,115	$21,466
2022	$20,396	$21,098	$20,486
2022	$22,691	$22,607	$21,956
2023	$23,759	$24,353	$23,547
2023	$25,629	$26,472	$25,523
2023	$25,412	$25,632	$24,683
2023	$28,026	$28,696	$27,678
2024	$30,772	$31,669	$30,458
2024	$31,726	$32,885	$31,445
2024	$32,212	$34,854	$33,382
2024	$31,653	$35,828	$34,286
2025	$31,199	$34,183	$32,616
2025	$34,275	$38,035	$36,233
2025	$37,550	$41,123	$39,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	16.57%	15.83%	14.15%
MSCI US Prime Market 750 Index	17.99%	16.07%	15.19%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 12,882,000,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 37,933,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$12,882
Number of Portfolio Holdings	176
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$37,933

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	6.0%
Consumer Discretionary	9.6%
Consumer Staples	2.0%
Energy	2.7%
Financials	12.7%
Health Care	21.1%
Industrials	16.5%
Information Technology	25.6%
Materials	1.7%
Real Estate	0.1%
Utilities	0.1%
Other Assets and Liabilities—Net	1.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature